Transactions with related parties (Details 5)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Equity Participation [Abstract]
Common shares		0.50%	0.70%
Preferred shares		1.00%	1.10%
Total shares	[1]	0.80%	0.90%

[1]	In December 31, 2017, direct and indirect shareholding of the members of Board of Directors and Board of Executive Officers in Bradesco totaled 2.3% of common shares, 1.1% of preferred shares and 1.7% of all shares (2016 - 2.8% of common shares, 1.2% of preferred shares and 2.0% of all shares).